Merger Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Merger Expenses
Merger expenses	$ 44,479
Carlyle
Merger Expenses
Merger expenses	44,479
Costs associated with an unused bridge loan	15,660
Portion of transaction fee recorded in merger expenses	14,324
Other merger related cost	$ 14,495